Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents	$ 15,871	$ 14,153
Trade and other receivables	3,096	2,836
Other financial assets	200	72
Inventories	3,764	3,673
Assets held for sale	11,939
Current tax assets	106	195
Other	154	127
Total current assets	35,130	21,056
Non-current assets
Trade and other receivables	180	803
Other financial assets	999	1,281
Inventories	1,141	1,095
Property, plant and equipment	67,182	80,497
Intangible assets	778	3,968
Investments accounted for using the equity method	2,473	2,448
Deferred tax assets	4,041	5,788
Other	69	70
Total non-current assets	76,863	95,950
Total assets	111,993	117,006
Current liabilities
Trade and other payables	5,977	5,551
Interest bearing liabilities	2,736	1,241
Liabilities held for sale	1,222
Other financial liabilities	138	394
Current tax payable	1,773	2,119
Provisions	2,025	1,959
Deferred income	118	102
Total current liabilities	13,989	11,366
Non-current liabilities
Trade and other payables	3	5
Interest bearing liabilities	24,069	29,233
Other financial liabilities	1,093	1,106
Non-current tax payable	137
Deferred tax liabilities	3,472	3,765
Provisions	8,223	8,445
Deferred income	337	360
Total non-current liabilities	37,334	42,914
Total liabilities	51,323	54,280
Net assets	60,670	62,726
EQUITY
Treasury shares	(5)	(3)
Reserves	2,290	2,400
Retained earnings	51,064	52,618
Total equity attributable to BHP shareholders	55,592	57,258
Non-controlling interests	5,078	5,468
Total equity	60,670	62,726
BHP Billiton Limited [Member]
EQUITY
Share capital	1,186	1,186
BHP Billiton Plc [Member]
EQUITY
Share capital	$ 1,057	$ 1,057